UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1.	Schedule of Investments

Nicholas-Applegate Growth Equity Fund

SCHEDULE OF INVESTMENTS

as of March 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS

BASIC MATERIALS 3.3%

Electronics 0.4%
8,200	SunPower Corp. (Class A Stock)(a)	$194,996

Metals & Mining 2.9%
8,200	Compass Minerals International, Inc.	462,234
18,500	Schnitzer Steel Industries, Inc. (Class A Stock)	580,715
60,600	Steel Dynamics, Inc.	533,886
		1,576,835

COMMUNICATIONS 3.8%

Internet Software & Services 1.7%
21,600	Sohu.com, Inc. (China)(a)	892,296

Telecommunications 2.1%
19,500	Harris Corp.	564,330
18,500	Juniper Networks, Inc.(a)	278,610
18,700	NeuStar, Inc. (Class A Stock)(a)	313,225
		1,156,165

CONSUMER CYCLICAL 16.6%

Apparel 1.8%
55,900	Coach, Inc.(a)	933,530

Automotive Parts 1.8%
28,900	Navistar International Corp.(a)	966,994

Home Builders 3.5%
77,100	Centex Corp.	578,250
88,400	D.R. Horton, Inc.	857,480
41,100	Pulte Homes, Inc.	449,223
		1,884,953

Retail & Merchandising 6.4%
13,400	GameStop Corp. (Class A Stock)(a)	375,468
26,900	MSC Industrial Direct Co. (Class A Stock)	835,783
18,000	Panera Bread Co. (Class A Stock)(a)	1,006,200
108,800	Starbucks Corp.(a)	1,208,768
		3,426,219

Retail Apparel 3.1%
71,900	Limited Brands, Inc.	625,530
27,900	Ross Stores, Inc.	1,001,052
		1,626,582
CONSUMER NON-CYCLICAL 29.2%

Biotechnology 4.6%
16,400	Millipore Corp.(a)	941,524

23,900	Myriad Genetics, Inc.(a)	1,086,733
14,400	Vertex Pharmaceuticals, Inc.(a)	413,712
		2,441,969

Commercial Services 7.5%
16,000	Apollo Group, Inc. (Class A Stock)(a)	1,253,280
13,400	Career Education Corp.(a)	321,064
53,400	H&R Block, Inc.	971,346
51,400	Monster Worldwide, Inc.(a)	418,910
12,300	Pharmaceutical Product Development, Inc.	291,756
57,600	Western Union Co. (The)	724,032
		3,980,388

Food 2.7%
27,800	Safeway, Inc.	561,282
38,900	SYSCO Corp.	886,920
		1,448,202

Healthcare Equipment & Supplies 4.0%
28,800	Hill-Rom Holdings, Inc.	284,832
22,600	Hospira, Inc.(a)	697,436
14,400	St. Jude Medical, Inc.(a)	523,152
26,700	STERIS Corp.	621,576
		2,126,996

Healthcare Providers & Services 3.7%
40,100	CIGNA Corp.	705,359
53,400	Community Health Systems, Inc.(a)	819,156
17,700	Humana, Inc.(a)	461,616
		1,986,131

Other Commercial/Industrial Services 1.2%
37,550	Rollins, Inc.	643,983

Pharmaceuticals 5.5%
9,300	AmerisourceBergen Corp.	303,738
11,300	Forest Laboratories, Inc.(a)	248,148
31,900	Herbalife Ltd. (Cayman Islands)	477,862
19,500	Mylan Laboratories, Inc.(a)	261,495
54,364	Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	571,909
34,900	Watson Pharmaceuticals, Inc.(a)	1,085,739
		2,948,891

CONSUMER NON-DURABLE 1.9%

Pharmacy Services 1.9%
21,900	Express Scripts, Inc.(a)	1,011,123

ENERGY 9.0%

Oil & Gas Drilling 1.5%
32,900	Noble Corp. (Switzerland)	792,561

Oil & Gas Equipment & Services 4.9%
36,000	Cameron International Corp.(a)	789,480

37,000	Dresser-Rand Group, Inc.(a)	817,700
19,500	Superior Energy Services, Inc.(a)	251,355
43,200	Valero Energy Corp.	773,280
		2,631,815

Oil & Gas Exploration/Production 2.6%
27,900	Murphy Oil Corp.	1,249,083
24,700	W&T Offshore, Inc.	151,905
		1,400,988

FINANCIAL SERVICES 5.3%

Banks 0.4%
16,400	Capital One Financial Corp.	200,736

Financial/Business Services 2.1%
15,000	Dun & Bradstreet Corp. (The)	1,155,000

Insurance 1.8%
16,400	Assurant, Inc.	357,192
46,300	Progressive Corp. (The)(a)	622,272
		979,464

Savings & Loan 1.0%
44,200	Hudson City Bancorp, Inc.	516,698

INDUSTRIALS 9.6%

Aerospace & Defense 1.1%
13,400	Northrop Grumman Corp.	584,776

Diversified Machinery 0.8%
7,200	Flowserve Corp.	404,064

Diversified Manufacturing 3.4%
42,900	Dover Corp.	1,131,702
17,500	Teleflex, Inc.	684,075
		1,815,777

Electronics 0.9%
26,700	Avnet, Inc.(a)	467,517

Engineering/Construction 1.7%
26,900	Fluor Corp.	929,395

Hand/Machine Tools 0.3%
7,200	Snap-on, Inc.	180,720

Machinery 0.9%
27,800	Kennametal, Inc.	450,638

Paper & Forest Products 0.5%
19,500	Owens-Illinois, Inc.(a)	281,580

TECHNOLOGY 17.3%

Computers & Peripherals 4.5%
17,500	Cognizant Technology Solutions Corp. (Class A Stock)(a)	363,825
47,300	NCR Corp.(a)	376,035
17,500	Teradata Corp.(a)	283,850

70,800	Western Digital Corp.(a)	1,369,272
		2,392,982

Electronic Components 2.1%
17,000	L-3 Communications Holdings, Inc.	1,152,600

Semiconductors 5.0%
16,400	Broadcom Corp. (Class A Stock)(a)	327,672
78,100	Cypress Semiconductor Corp.(a)	528,737
125,700	Marvell Technology Group Ltd. (Bermuda)(a)	1,151,412
33,900	Xilinx, Inc.	649,524
		2,657,345

Software 5.7%
41,100	Broadridge Financial Solutions, Inc.	764,871
17,700	CA, Inc.	311,697
28,800	Citrix Systems, Inc.(a)	652,032
66,800	Compuware Corp.(a)	440,212
23,900	Fiserv, Inc.(a)	871,394
		3,040,206

UTILITIES 3.2%

Electric 0.6%
59,600	AES Corp. (The)(a)	346,276

Gas 0.9%
49,300	NiSource, Inc.	483,140

Multi-Utilities & Unregulated Power 1.7%
28,900	SCANA Corp.	892,721

	TOTAL INVESTMENTS—99.2% (cost $66,901,104)(b)	53,003,252
	Other assets in excess of liabilities —0.8%	415,715

	NET ASSETS —100%	$53,418,967

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Schedule of Investments was $66,965,322 ; accordingly, net unrealized depreciation on investments for federal income tax purposes was $13,962,070 (gross unrealized appreciation $3,395,155; gross unrealized depreciation $17,357,225). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$53,003,252	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$53,003,252	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s subadviser in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.